Quarterly Holdings Report
for

Fidelity® Global Equity Income Fund

July 31, 2020

GED-QTLY-0920
1.938167.108

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 0.5%
Ansell Ltd.	13,143	$361,046
Bailiwick of Guernsey - 0.2%
Amdocs Ltd.	2,680	166,428
Bailiwick of Jersey - 0.3%
Clarivate Analytics PLC (a)	8,700	240,555
Belgium - 0.3%
KBC Groep NV	3,998	227,951
Bermuda - 0.7%
Dairy Farm International Holdings Ltd.	11,321	48,642
Hiscox Ltd.	9,479	96,981
IHS Markit Ltd.	4,057	327,522

TOTAL BERMUDA		473,145

Brazil - 0.4%
Equatorial Energia SA	40,480	198,111
Suzano Papel e Celulose SA (a)	9,500	76,487

TOTAL BRAZIL		274,598

Canada - 3.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	14,111	490,401
Constellation Software, Inc.	698	825,630
Fairfax Financial Holdings Ltd. (sub. vtg.)	328	102,770
Imperial Oil Ltd.	16,944	265,017
Open Text Corp.	9,000	405,099
Restaurant Brands International, Inc.	2,900	163,787
Suncor Energy, Inc.	11,200	176,180
Waste Connection, Inc. (Canada)	1,133	115,800

TOTAL CANADA		2,544,684

Cayman Islands - 0.6%
SITC International Holdings Co. Ltd.	447,994	449,133
China - 1.2%
Kweichow Moutai Co. Ltd. (A Shares)	2,415	581,035
Qingdao Port International Co. Ltd. (H Shares) (b)	159,000	90,062
Shanghai International Airport Co. Ltd. (A Shares)	18,700	182,117

TOTAL CHINA		853,214

Denmark - 0.5%
A.P. Moller - Maersk A/S Series B	100	128,743
DSV A/S	1,700	233,149

TOTAL DENMARK		361,892

France - 3.0%
Capgemini SA	2,502	322,722
Elior SA (b)(c)	26,483	146,308
LVMH Moet Hennessy Louis Vuitton SE	866	376,574
Sanofi SA	5,906	620,113
SR Teleperformance SA	1,078	314,029
VINCI SA	3,701	318,527

TOTAL FRANCE		2,098,273

Germany - 1.8%
Delivery Hero AG (a)(b)	521	59,996
Deutsche Post AG	4,800	194,833
Hannover Reuck SE	1,030	173,986
Linde PLC	1,638	398,824
SAP SE	2,816	444,515

TOTAL GERMANY		1,272,154

Hong Kong - 0.7%
AIA Group Ltd.	53,820	485,292
India - 2.4%
HDFC Asset Management Co. Ltd. (b)	3,200	103,349
HDFC Bank Ltd. sponsored ADR	3,078	143,897
Indian Energy Exchange Ltd. (b)	74,300	177,717
Petronet LNG Ltd.	52,300	173,019
Redington India Ltd.	113,600	137,224
Reliance Industries Ltd. (a)	1,828	28,725
Reliance Industries Ltd.	27,428	756,759
Tech Mahindra Ltd.	17,300	157,402

TOTAL INDIA		1,678,092

Indonesia - 0.4%
PT Bank Mandiri (Persero) Tbk	668,291	265,612
Ireland - 1.6%
Accenture PLC Class A	3,160	710,305
Linde PLC	1,600	392,176

TOTAL IRELAND		1,102,481

Italy - 0.9%
Recordati SpA	6,200	330,401
Reply SpA	3,300	301,261

TOTAL ITALY		631,662

Japan - 6.4%
Arata Corp.	2,700	128,043
Astellas Pharma, Inc.	18,600	290,122
Aucnet, Inc.	6,140	65,428
Daiichikosho Co. Ltd.	6,337	170,316
Daiwa Industries Ltd.	15,000	116,905
Hoya Corp.	10,901	1,073,057
Inaba Denki Sangyo Co. Ltd.	12,506	286,496
Jm Holdings Co. Ltd.	23,566	815,922
Kenedix, Inc.	21,000	95,423
Minebea Mitsumi, Inc.	10,937	179,360
Nippon Telegraph & Telephone Corp.	10,282	238,660
Sony Corp.	9,099	706,947
Tsuruha Holdings, Inc.	2,611	359,874

TOTAL JAPAN		4,526,553

Kenya - 0.5%
Safaricom Ltd.	1,225,183	320,083
Korea (South) - 1.4%
Samsung Electronics Co. Ltd.	19,939	965,387
Luxembourg - 1.6%
B&M European Value Retail SA	185,274	1,122,885
Multi-National - 0.6%
HKT Trust/HKT Ltd. unit	312,153	459,955
Netherlands - 2.0%
Koninklijke Philips Electronics NV	4,999	258,303
NXP Semiconductors NV	3,985	468,357
Unilever NV	11,789	696,615

TOTAL NETHERLANDS		1,423,275

New Zealand - 0.1%
Auckland International Airport Ltd.	16,700	70,661
Poland - 0.4%
CD Projekt RED SA (a)	2,800	300,533
Sweden - 0.8%
Ericsson (B Shares)	34,600	402,573
Indutrade AB (a)	3,146	158,656

TOTAL SWEDEN		561,229

Switzerland - 4.8%
Barry Callebaut AG	53	110,051
Chubb Ltd.	3,403	432,998
Nestle SA (Reg. S)	8,614	1,024,392
Roche Holding AG (participation certificate)	3,453	1,195,969
Sika AG	2,190	480,121
Swiss Re Ltd.	1,620	127,833

TOTAL SWITZERLAND		3,371,364

Taiwan - 2.1%
Poya International Co. Ltd.	11,000	230,025
Taiwan Semiconductor Manufacturing Co. Ltd.	83,840	1,217,369

TOTAL TAIWAN		1,447,394

Thailand - 0.3%
Thai Beverage PCL	445,400	208,899
United Kingdom - 8.3%
AstraZeneca PLC:
(United Kingdom)	5,218	576,483
sponsored ADR	15,382	858,008
BP PLC	86,182	312,109
Compass Group PLC	43,242	594,623
Cranswick PLC	7,806	365,806
Diageo PLC	7,972	291,701
Hilton Food Group PLC	55,974	807,435
Informa PLC	14,200	67,331
John David Group PLC	24,500	194,219
London Stock Exchange Group PLC	3,862	426,592
Reckitt Benckiser Group PLC	4,430	444,194
RELX PLC (London Stock Exchange)	23,799	503,119
St. James's Place Capital PLC	11,208	138,233
Victrex PLC	7,582	185,991
WH Smith PLC	4,900	60,293

TOTAL UNITED KINGDOM		5,826,137

United States of America - 47.7%
AbbVie, Inc.	4,036	383,057
Altria Group, Inc.	9,555	393,188
Ameren Corp.	6,328	507,759
American Tower Corp.	4,457	1,165,015
AMETEK, Inc.	4,197	391,370
Amgen, Inc.	4,595	1,124,259
Apple, Inc.	8,904	3,784,552
Bank of America Corp.	24,727	615,208
Becton, Dickinson & Co.	1,124	316,226
Berkshire Hathaway, Inc. Class B (a)	2,693	527,236
BJ's Wholesale Club Holdings, Inc. (a)	7,100	284,355
BlackRock, Inc. Class A	400	230,004
Bristol-Myers Squibb Co.	10,950	642,327
Capital One Financial Corp.	7,351	468,994
Charter Communications, Inc. Class A (a)	573	332,340
Chevron Corp.	6,024	505,655
Cisco Systems, Inc.	10,400	489,840
Citigroup, Inc.	11,313	565,763
ConocoPhillips Co.	8,197	306,486
Crown Holdings, Inc. (a)	1,200	85,896
Danaher Corp.	2,498	509,092
Dollar Tree, Inc. (a)	2,400	224,040
Eli Lilly & Co.	3,279	492,801
Equifax, Inc.	1,080	175,565
Estee Lauder Companies, Inc. Class A	1,200	237,048
Exxon Mobil Corp.	3,500	147,280
Fidelity National Information Services, Inc.	2,100	307,251
Fortive Corp.	3,551	249,245
General Dynamics Corp.	1,782	261,491
General Electric Co.	68,833	417,816
JPMorgan Chase & Co.	7,649	739,199
Kroger Co.	12,403	431,500
Lennar Corp. Class A	3,800	274,930
Lowe's Companies, Inc.	7,268	1,082,278
M&T Bank Corp.	2,822	298,991
Marsh & McLennan Companies, Inc.	2,033	237,048
McCormick & Co., Inc. (non-vtg.)	569	110,898
Microsoft Corp.	15,707	3,220,092
MSCI, Inc.	1,151	432,753
NextEra Energy, Inc.	1,968	552,418
Northrop Grumman Corp.	899	292,184
NRG Energy, Inc.	6,803	230,009
PepsiCo, Inc.	4,411	607,218
PG&E Corp. (a)	6,800	63,580
Philip Morris International, Inc.	2,819	216,527
Phillips 66 Co.	1,743	108,101
Qualcomm, Inc.	4,637	489,714
Raymond James Financial, Inc.	2,200	152,856
Roper Technologies, Inc.	939	406,071
Royalty Pharma PLC	1,200	51,660
S&P Global, Inc.	1,406	492,452
Starbucks Corp.	3,300	252,549
Sysco Corp.	5,300	280,105
T-Mobile U.S., Inc.	6,147	660,065
Tapestry, Inc.	7,078	94,562
The J.M. Smucker Co.	3,259	356,372
The Travelers Companies, Inc.	3,761	430,334
The Walt Disney Co.	4,666	545,642
Tiffany & Co., Inc.	2,309	289,456
UnitedHealth Group, Inc.	2,815	852,326
Valero Energy Corp.	1,735	97,559
Verizon Communications, Inc.	10,054	577,904
Visa, Inc. Class A	4,326	823,670
Vistra Corp.	16,647	310,633
Walmart, Inc.	5,196	672,362
WEC Energy Group, Inc.	2,178	207,476
Wells Fargo & Co.	19,438	471,566
WestRock Co.	3,400	91,324

TOTAL UNITED STATES OF AMERICA		33,645,543

TOTAL COMMON STOCKS
(Cost $49,601,827)		67,736,110

Nonconvertible Preferred Stocks - 0.4%
Spain - 0.4%
Grifols SA Class B
(Cost $356,991)	15,400	293,598

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.14% (d)	2,400,839	2,401,559
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	157,034	157,050
TOTAL MONEY MARKET FUNDS
(Cost $2,558,365)		2,558,609
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $52,517,183)		70,588,317
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(98,023)
NET ASSETS - 100%		$70,490,294

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $577,432 or 0.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,737
Fidelity Securities Lending Cash Central Fund	710
Total	$34,447

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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